Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Effective income tax rate	1.30%	0.00%	1.30%	0.00%
Combined Federal State Tax Rate	38.00%	38.00%	38.00%	38.00%